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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment  [ ]                    Amendment No.:    _______
         This Amendment (Check only one):       [ ]  is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             John F. Cogan, Jr.
Address:          60 State Street
                  Boston, MA  02109

Form 13F File Number:               028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    John F. Cogan, Jr.
Title:   Trustee
Phone: 617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.              Boston, Massachusetts      October 26, 2001
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     142

Form 13F Information Table Value Total:     $51,531 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1        028-06471                  Jennifer C. Snyder


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                           FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN 2       COLUMN 3 COLUMN 4   COLUMN 5               COLUMN 6     COLUMN 7        COLUMN 8
Name of Issuer             Title of Class     CUSIP    Value      Shrs or   Sh/ Put/   Investment      Other     Voting Authority
                                                     (X $1000)    Prn Amt   Prn Call   Discretion    Managers   Sole  Shared  None
Aflac Inc.                     Common       001055102       65       2,400       SH         Sole                2,400
AOL Time Warner                Common       00184A105       31        950        SH         Sole                 950
AT&T Corp.                     Common       001957109       72       3,731       SH         Sole                3,731
AT&T Corp. Wireless Group      Common       001957406      125       8,356       SH         Sole                8,356
Abbott Laboratories            Common       002824100      111       2,150       SH         Sole                2,150
America Movil--ADR             Common       02364W105        4        300        SH         Sole                 300
Series L
American Electric Power        Common       025537101       21        480        SH         Sole                 480
Co. Inc.
American Home Products         Common       026609107       78       1,340       SH         Sole                1,340
Corp.
American International         Common       026874107      327       4,195       SH         Sole                4,195
Group Inc.
Amgen Inc                      Common       031162100      155       2,640       SH         Sole                2,640
Anadarko Petroleum Corp.       Common       032511107      203       4,214       SH         Sole                4,214
Astrazeneca PLC --             Common       046353108       16        335        SH         Sole                 335
Sponsored ADR
Automatic Data                 Common       053015103      866      18,400       SH         Sole               18,400
Processing Inc.
Avaya Inc.                     Common       053499109       12       1,213       SH         Sole                1,213
Avery Dennison Corp.           Common       053611109      530      11,200       SH         Sole               11,200
Avici Systems Inc.             Common       05367L109        3       2,307       SH         Sole                2,307
BCE Inc.                       Common       05534B109        7        304        SH         Sole                 304
BP PLC                         Common       055622104      660      13,426       SH         Sole               13,426
Bank of New York Co.           Common       064057102       21        600        SH         Sole                 600
Bank One Corp.                 Common       06423A103      218       6,929       SH         Sole                6,929
Baxter International Inc.      Common       071813109    1,431      26,000       SH         Sole               26,000
BellSouth Corp.                Common       079860102      111       2,674       SH         Sole                2,674
Berkshire Hathaway Inc.        Common       084670108      490         7         SH         Sole                  7
Del Cl A
Biogen Inc.                    Common       090597105       11        200        SH         Sole                 200
Bristol Myers Squibb Co.       Common       110122108    1,350      24,300       SH         Sole               24,300
Buringlington Northern         Common       12189T104      112       4,200       SH         Sole                4,200
Santa Fe Corp.
Bus-Tech Acquisition           Common       121995955       40      27,000       SH         Sole               27,000
Corp.
Cable & Wireless Pub           Common       126830207        2        150        SH         Sole                 150
Ltd. Co.  Sponsored ADR
Cadbury Schweppes PLC          Common       127209302        9        370        SH         Sole                 370
ADR 4 ORD
Cigna Corp.                    Common       125509109      119       1,433       SH         Sole                1,433
CVS Corp.                      Common       126650100       33       1,000       SH         Sole                1,000
Cardinal Health Inc.           Common       14149Y108       55        747        SH         Sole                 747
Caterpiller Inc.               Common       149123101       36        800        SH         Sole                 800
Chevron Corp.                  Common       166751107      238       2,813       SH         Sole                2,813
Cisco Systems Inc.             Common       17275R102       85       6,976       SH         Sole                6,976
Citigroup Inc.                 Common       172967101    1,161      28,656       SH         Sole               28,656
Coca Cola Co.                  Common       191216100        6        125        SH         Sole                 125
Colgate-Palmolive Co.          Common       194162103    1,407      24,150       SH         Sole               24,150
Corning Inc.                   Common       219350105      146      16,500       SH         Sole               16,500
Credit Sussie Group ADR        Common       225401108        4        125        SH         Sole                 125
Direct Report Corp. Ser      Preferred      254995954       33      32,763       SH         Sole               32,763
A Conv. Pfd
Disney Walt Co.                Common       254687106      271      14,538       SH         Sole               14,538
Dominion Resources             Common       25746U109      208       3,511       SH         Sole                3,511
Inc./VA
RR Donnelley & Sons Co.        Common       257867101      246       9,100       SH         Sole                9,100
Dow Chemical Co.               Common       260543103      373      11,400       SH         Sole               11,400
DuPont E I DeNemours &         Common       263534109      762      20,310       SH         Sole               20,310
Co.
Edwards Lifesciences           Common       28176E108       37       1,660       SH         Sole                1,660
Corp.
El Paso Corp.                  Common       28336L109       17        400        SH         Sole                 400
Enron Corp.                    Common       293561106      892      32,744       SH         Sole               32,744
Entegrity Solutions Inc.     Preferred      999724107        8       8,225       SH         Sole                8,225
Ser. A Conv. Pfd.
Exxon Mobil Corp.              Common       30231G102    4,194      106,436      SH         Sole               106,436
FleetBoston Financial          Common       339030108       15        414        SH         Sole                 414
Corporation
Genetech Inc.                  Common       368710406        9        200        SH         Sole                 200
General Electric Co.           Common       369604103    4,708      126,564      SH         Sole               126,564
General Mills Inc.             Common       370334104       96       2,100       SH         Sole                2,100
Genuine Parts Co.              Common       372460105      170       5,325       SH         Sole                5,325
Gillette Co.                   Common       375766102       36       1,200       SH         Sole                1,200
Glaxo Smithkline PLC ADR       Common       37733W105    1,131      20,160       SH         Sole               20,160
Halliburton Co.                Common       406216101       27       1,200       SH         Sole                1,200
John Hancock Financial         Common       41014S106       20        500        SH         Sole                 500
Services
Harbor Global Co Ltd.          Common       G4285W100    3,059      328,970      SH         Sole               328,970
Hartford Financial             Common       416515104       13        228        SH         Sole                 228
Services Group Inc.
Hercules Inc.                  Common       427056106       42       5,100       SH         Sole                5,100
Honeywell International        Common       438516106       54       2,050       SH         Sole                2,050
Inc.
Household International        Common       441815107       50        900        SH         Sole                 900
Inc.
Intel Corp.                    Common       458140100      706      34,547       SH         Sole               34,547
International Business         Common       459200101    3,301      35,990       SH         Sole               35,990
Machines Corp.
International Paper Co.        Common       460146103      139       4,000       SH         Sole                4,000
JP Morgan Chase & Co.          Common       46625H100      508      14,875       SH         Sole               14,875
Jessam Corp. Pfd             Preferred      471995951       30        300        SH         Sole                 300
Restricted
Johnson & Johnson              Common       478160104    4,216      76,108       SH         Sole               76,108
Kimberly Clark Corp.           Common       494368103      846      13,650       SH         Sole               13,650
Koninkijke Philips             Common       500472303       14        713        SH         Sole                 713
Electronics NY SHR
Liant Software Corp.         Preferred      999690001        0      23,639       SH         Sole               23,639
Conv. Pfd.
Lincoln National Corp.         Common       534187109       82       1,756       SH         Sole                1,756
Lucent Technologies Inc.       Common       549463107        1        76         SH         Sole                 76
Marsh & McLennan Cos.          Common       571748102      580       6,000       SH         Sole                6,000
Inc.
McDonalds Corp.                Common       580135101       27       1,000       SH         Sole                1,000
McGraw Hill Companies          Common       580645109      710      12,200       SH         Sole               12,200
Inc.
The Medicines Company          Common       584688195        5        755        SH         Sole                 755
Medtronic Inc.                 Common       585055106      131       3,000       SH         Sole                3,000
Merck & Co. Inc.               Common       589331107      118       1,776       SH         Sole                1,776
Microsoft Corp.                Common       594918104      130       2,550       SH         Sole                2,550
Minnesota Mining & Mfg.        Common       604059105      895       9,097       SH         Sole                9,097
Co.
Montana Power Co.              Common       612085100        2        400        SH         Sole                 400
Motorola Inc.                  Common       620076109      440      28,221       SH         Sole               28,221
Myesp.com Class A Conv.      Preferred      999722200        5        659        SH         Sole                 659
Pfd
National Australia Bank        Common       632525408       10        150        SH         Sole                 150
Ltd. Sponsored ADR
National City Corp.            Common       635405103       60       2,000       SH         Sole                2,000
Nestle SA Sponsored ADR        Common       641069406       14        270        SH         Sole                 270
Repstg. Reg. Shr.
Netscout Systems Inc.          Common       64115T104        4       1,040       SH         Sole                1,040
Network Appliance Inc.         Common       64120L104        2        300        SH         Sole                 300
Newmont Mining Corp.           Common       651639106       14        612        SH         Sole                 612
Nokia Corp.                    Common       654902204      122       7,800       SH         Sole                7,800
Norfolk Southern               Common       655844108      198      12,300       SH         Sole               12,300
Nortel Networks Corp.          Common       656568102        6       1,150       SH         Sole                1,150
Novartis AG Sponsored ADR      Common       66987V109       10        266        SH         Sole                 266
Omnicom Group Inc.             Common       691919106       25        380        SH         Sole                 380
Oracle Corp.                   Common       68389X105       14       1,100       SH         Sole                1,100
PPG Industries                 Common       693506107      416       9,100       SH         Sole                9,100
JC Penney Co. Inc.             Common       708160106      120       5,500       SH         Sole                5,500
Pepisco Inc.                   Common       713448108       29        600        SH         Sole                 600
Pfizer Inc.                    Common       717081103      622      15,516       SH         Sole               15,516
Pharmacia Corporation          Common       71713U102      112       2,765       SH         Sole                2,765
Pitney-Bowes Inc.              Common       724479100      134       3,500       SH         Sole                3,500
Primedia Inc.                  Common       74157K101        2       1,060       SH         Sole                1,060
Procter & Gamble Co.           Common       742718109    1,574      21,618       SH         Sole               21,618
Qualcomm, Inc.                 Common       747525103       14        300        SH         Sole                 300
Reuters Group PLC A            Common       76132M102      761      14,557       SH         Sole               14,557
Sponsored ADR
Royal Dutch Petroleum          Common       780257804      135       2,680       SH         Sole                2,680
Co. NY Registry SH Par N
Gldr 1.25
SBC Communications Inc.        Common       78387G103      306       6,500       SH         Sole                6,500
St. Paul Cos. Inc.             Common       792860108      322       7,800       SH         Sole                7,800
Sara Lee Corp.                 Common       803111103      223      10,450       SH         Sole               10,450
Schering Plough Corp.          Common       806605101       19        500        SH         Sole                 500
Schlumberger Ltd.              Common       806857108      944      20,648       SH         Sole               20,648
Sherwin Williams Co.           Common       824348106      622      28,000       SH         Sole               28,000
Smartdisk Corporation          Common       83169Q105        1        665        SH         Sole                 665
State Street Corp.             Common       857477103      855      18,800       SH         Sole               18,800
Stmicroelectronics             Common       861012102        5        225        SH         Sole                 225
Sunguard Data Systems          Common       867363103       14        600        SH         Sole                 600
Inc.
Sygenta AG ADR                 Common       87160A100        1        69         SH         Sole                 69
Telefonos De Mexico            Common       879403780       10        300        SH         Sole                 300
Sponsored ADR Repstg Sh
ORD L
Thomas & Betts Corp.           Common       884315102       98       5,600       SH         Sole                5,600
Transocean Sedco Forex,        Common       G90078109      107       4,050       SH         Sole                4,050
Inc.
Tyco International Ltd.        Common       902124106      512      11,243       SH         Sole               11,243
US Bancorp                     Common       902973304       60       2,689       SH         Sole                2,689
Unilever NV New York           Common       904784709       59       1,088       SH         Sole                1,088
Shares
Union Pacific Corp.            Common       907818108      516      11,000       SH         Sole               11,000
Verizon Communications         Common       92343V104      482       8,903       SH         Sole                8,903
Viacom, Inc. Class B           Common       925524308       40       1,150       SH         Sole                1,150
common
Vodafone Group PLC             Common       92857W100       11        510        SH         Sole                 510
Walgreen Co.                   Common       931422109      516      15,000       SH         Sole               15,000
Wells Fargo & Co. New          Common       949746101      147       3,300       SH         Sole                3,300
Weyerhaeuser Co.               Common       962166104    1,166      23,938       SH         Sole               23,938
Williams Communications        Common       969455104        1        123        SH         Sole                 123
Group
Williams Companies Inc.        Common       969457100        4        150        SH         Sole                 150
Wolters Kluwer NV              Common       977874205        7        324        SH         Sole                 324
Sponsored ADR
Worldcom Inc. --               Common       98157D106       29       1,902       SH         Sole                1,902
Worldcom Group
Worldcom Inc. -- MCI           Common       98157D304        1        76         SH         Sole                 76
Group
Worldwired Inc.                Common       981996952        0       1,000       SH         Sole                1,000
Wrigley William Jr. Co.        Common       982526105      259       5,050       SH         Sole                5,050
Yahoo Inc.                     Common       984332106        1        92         SH         Sole                 92
Zimmer Holdings Inc.           Common       98956P102       67       2,430       SH         Sole                2,430
                                                        51,531


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